Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

9. Debt

At December 31, 2015 and March 31, 2016, the Company had the following debt outstanding:

	December 31,	March 31,
	2015	2016
Senior secured debt, net	$49,699	$49,660
Prepayment fee	2,438	2,530
Payment-in-kind (PIK) interest	10,956	13,250

Total senior secured debt, net	63,093	65,440

Other note payable, net	4,210	4,242
Payment-in-kind (PIK) interest	1,804	2,010

Total other note payable, net	6,014	6,252

Total debt	$69,107	$71,691

Total debt, short-term	$69,107	$16,691
Total debt, long-term	$—	$55,000

Presentation

In 2015, the Senior Secured Debt did not meet the minimum revenue covenant of $50 million which the Company did not meet, the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement. The Company has entered into a series of forbearance agreements as described below, which extended the repayment terms through May 3, 2016. Due to the covenant failures and an associated cross-default covenant in the Other Note Payable that refers to defaults on other debt instruments held by the Company, both debt balances were being presented as short-term debt in the Company’s consolidated balance sheet at December 31, 2015.

Concurrently with the closing of the Merger on May 3, 2016, the Company restructured its Senior Secured Debt and Other Note Payable, as described in note 20 below, that extended the payment term of respective principal balance of $50 million and $5 million to March 31, 2021 and September 8, 2021, respectively. Considering the effect of the Merger and the debt restructuring (see note 20), the Company has classified the principal balances of debt as long-term at March 31, 2016.

Senior Secured Debt

On May 23, 2013, the Company entered into the Term Loan of $50 million with Capital Royalty Group (“CRG”), structured as a senior secured loan with a six-year term. The Term Loan is secured by substantially all of their assets, including their material intellectual property. The Term Loan bears interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company has the option to pay quarterly interest of 7.5% in cash and 3.5% paid-in-kind, or PIK, interest which is added to the aggregate principal amount of the Term Loan on the last day of each quarter. Thereafter, interest on the Term Loan is payable only in cash. The Term Loan contains a minimum revenue covenant, which was $50.0 million for 2015.

The events of default, described previously, has led the Company to enter into a series of forbearance agreements with CRG. The initial forbearance agreement was entered on May 18, 2015 and has subsequently been amended five times. The forbearance agreements, as amended entered in 2015, contained a number of terms and conditions in exchange for CRG’s agreement to forbear. The forbearance agreement imposed an interest rate at the default interest rate of 15% per annum and a prepayment premium of 4% on the aggregate outstanding balance on the date of the repayment. As at December 31, 2015, the parties deferred the forbearance expiration date again to January 22, 2016.

The forbearance agreements entered in 2015 were accounted as trouble debt restructuring (“TDR’). There was no gain associated with the TDR, however the modified effective interest rate was applied prospectively.

On January 22, 2016, the Company and CRG amended the forbearance agreement (Amendment No.4) to extend the forbearance period to March 31, 2016. As part of the terms within the forbearance agreement, dated January 29, 2016, Valeritas, Inc. issued warrants to CRG exercisable into 16,000,000 shares of Series AB Preferred Stock of the Private Company at $1.25 per share. The warrant has term of one year. The warrant fair value at the date of issuance was determined to be $4,000, using Black Scholes option pricing model (see note 10 below). The warrant is accounted as debt discount and amortized through to May 3, 2016, when the Term Loan was restructured. The issuance of the warrants did not result in restructuring gain or loss. The modified effective interest rate was applied prospectively.

On March 25, 2016, the Company and CRG amended forbearance agreement (Amendment No.5) to extend the expiration of the forbearance period to April 30, 2016 and included a number of events that could trigger an earlier expiration of the forbearance agreement. Amendment No.5 did not result in any restructuring gain or loss and the modified effective interest rate was applied prospectively.

Concurrently with the closing of the Merger on May 3, 2016, the Company restructured its Senior Secured Debt. CRG converted its outstanding accrued interest and prepayment premium to the Private Company’s common stock and Series AB preferred stock. The principal balance was restated as $50 million with interest rate charged at 11% per annum and debt maturity date set at March 31, 2021. See note 20 for details on the terms of the restructured Term Loan. Immediately before the 2016 Merger, the all outstanding warrants for shares of the Private Company Series AB Preferred Stock were cancelled without consideration.

Valeritas, Inc. Warrant

In 2014, Valeritas, Inc. issued warrants to CRG to purchase 177,347 shares of the Private Company common stock exercisable at $0.013 per share. On February 27, 2015, the Valeritas, Inc. further issued warrants to purchase 1,802 shares of the Private Company common stock with the same exercise price and terms to those issued in 2014. The Company recorded the loan net of original issuance discount calculated fair value of the issued warrants. On January 29, 2016, Valeritas, Inc. issued CRG additional warrants to acquire 16,000,000 Series AB shares of the Private Company at exercise price of $1.25. The fair value of the warrant at the date of issuance is determined to be $4,000, which the Company recorded as additional debt discount. In January 2016, 5,620,600 units of the warrants were exercised. See note 10. Immediately before the 2016 Merger, all remaining outstanding warrants for shares of the Private Company common stock were cancelled.

The carrying value of the debt discounts associated with the warrants was $282 and $340 at December 31, 2015 and March 31, 2016, respectively. The forbearance agreements entered into during 2015, triggered a TDR and accelerated the timing of repayment of the Term Loan to January 22, 2016. The 2016 amendment to the forbearance agreement expires on May 3, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period and as such, $761 and $3,916 was amortized in the quarter ended March 31, 2015 and 2016 respectively.

Financing costs

The Company recorded the Term Loan net of deferred financing costs paid directly to the creditor (and therefore treated as a discount to the debt) of $500 relating to the lender finance fee of 1%. The discount related to the issuance costs is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying amount of the debt discount relating to deferred financing costs $70 and $0 at December 31, 2015 and March 31, 2016, respectively.

Lenders Put Option

Upon a change in control or certain asset sales, the Capital Royalty Partners loan must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that starts at 5% of the balance and decreases to 0% over time. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. On May 23, 2014, the derivative was initially valued at $607 and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the Term Loan. Upon default of the Term Loan, the Lenders called for immediate repayment of the Term Loan including a 4% prepayment penalty. As such, the derivative liability associated with the Term Loan prepayment provision was considered to be extinguished and the prepayment penalty in the amount of $2,438 and $2,530 were accrued at December 31, 2015 and March 31, 2016 respectively.

The original issue discount for the prepayment feature is being amortized over the term of the loan using the effective interest method and the amortization expense for the quarter ending March 2015 and 2016 were $86 and $35, respectively. The original issue discount was fully amortized in the first quarter of 2016.

Other Note Payable

In 2011, concurrently with the issuance of Series C Preferred Stock of the Private Company, the Company issued a $5.0 million senior subordinated note, or the WCAS Note, to WCAS Capital Partners IV, L.P., or WCAS. Amounts due under the WCAS Note originally bore interest at 10% per annum, payable semi-annually. On May 23, 2013, the WCAS Note was amended such that the note now bears interest at 12% per annum, and all interest accrues as compounded PIK interest and is added to the aggregate principal amount of the loan semi-annually. The then outstanding principal amount of the note, including accrued PIK interest, is due in full in September 2021. The Company may pay off the WCAS Note at any time without penalty.

Concurrently with the closing of the Merger on May 3, 2016, the Company restructured its Other Note Payable. WCAS converted its outstanding accrued interest and prepayment premium to the Private Company’s common stock and Series AB preferred stock. The principal balance was restated as $5 million with of ten percent (10%) per annum payable entirely as paid-in-kind interest and debt maturity date set at September 8, 2021. See note 20 for details on the terms of the restructured Term Loan.

4. DEBT

At December 31, 2014 and 2015, the Company had the following debt outstanding (in thousands):

	December 31,
	2014	2015
Senior secured debt, net	$45,209	$49,699
Prepayment fee	—	2,438
Payment-in-kind (PIK) interest	2,495	10,956

Total senior secured debt, net	47,704	63,093

Other note payable, net	4,095	4,210
Payment-in-kind (PIK) interest	1,046	1,804

Total other note payable, net	5,141	6,014

Total debt	$52,845	$69,107

Total debt, short-term	$52,845	$69,107
Total debt, long-term	$—	$—

Presentation

The Senior Secured Debt contains a minimum revenue covenant for 2014 of $25 million and 2015 of $50 million which the Company did not meet. The Company also did not to meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement. Due to the covenant failures and an associated cross-default covenant in the Other Note Payable that refers to defaults on other debt instruments held by the Company, both debt balances are being presented as short-term debt in the Company’s consolidated balance sheet at December 31, 2014 and 2015. The Company has entered into a series of forbearance agreements as described below, which extended the repayment terms through April 30, 2016.

Senior Secured Debt

On May 23, 2013, the Company entered into a term loan agreement with Capital Royalty Partners (“CRG”) (the “Term Loan” or “Senior Secured Debt”) for a total of up to $100 million in potential borrowings, structured as a senior secured loan with a six year term. The agreement provides for the issuance of notes in three separate tranches. The Term Loan bears interest at 11% per annum and compounds annually. Until the third anniversary of the Term Loan, the Company has the option to pay quarterly interest of 7.5% in cash and 3.5% paid-in-kind, or PIK, interest, which is added to the aggregate principal amount of the loan on the last day of each quarter. The first tranche was for $50 million and was drawn on August 15, 2013. The second and third tranches were for $25 million each and could be drawn after reaching revenue milestones of $6 million and $15 million over the three consecutive months prior to March 31, 2014 and September 30, 2014, respectively. The Company did not meet the revenue thresholds for the second and third tranches.

Absent a change in control (see discussion below), the outstanding principal and accrued PIK interest will be repaid in twelve quarterly installments during the final three years of the term. Additionally, the Term Loan contains a minimum cash balance covenant which requires the Company to maintain a balance of at least $2 million in cash and cash equivalents at all times.

In addition, the Term Loan contains a minimum revenue covenant for 2014 of $25 million which the Company did not meet. The agreement requires the Company to repay the Term Loan principal in an amount that is equal to two times the revenue shortfall, or $23 million, by April 30, 2015 using proceeds from either newly obtained subordinated debt or an equity financing. In conjunction with the 2014 Reorganization (see note 1), the Company and CRG entered into an agreement amending the Term Loan to provide for conditional waivers of the agreement’s financial covenants, including the minimum revenue covenant for 2014, which would be waived and a prior breach cured as well as lowering the 2015 minimum revenue covenant to $20 million if the Company consummates either an initial public offering (“IPO”) with net proceeds to the Company of at least $40 million by March 31, 2015; private financing of $35 million plus greater of zero or $35 million less aggregate proceeds received from Series D financing with an IPO of $40 million before June 30, 2015; or strategic investment by a publicly listed company of at least $20 million before December 2014 with an IPO of $40 million before June 30, 2015.

On April 3, 2015, it was determined that the Company would not be able to meet the abovementioned capital financing targets. As a result, the waiver to the minimum revenue covenant for 2014 and the reduction in the 2015 minimum revenue covenant were overridden and the Company was in default of the Term Loan. CRG called for an immediate repayment of Term Loan with an additional 4% of default interest rate applied to December 31, 2014 outstanding principal and accrued PIK interest, compounding through to the date of repayment. A 4% prepayment premium was also charged on the aggregate outstanding balance on the date of the repayment.

On May 18, 2015, the Company and CRG entered into a forbearance agreement whereby CRG agreed not to take any actions during the Forbearance Period, which expired on September 29, 2015. During this period, an aggregate interest rate of 15% was applied to aggregate outstanding loan amount, compounded quarterly and capitalized as PIK interest. In addition, a 4% prepayment premium will be charged at the date of repayment of the Term Loan.

On September 28, 2015, the Company and CRG amended the forbearance expiration date to October 30, 2015. On November 31, 2015, both parties amended the forbearance expiration date to December 18, 2015 and on December 21, 2015, the parties deferred the forbearance expiration date again to January 22, 2016. The terms on interest rate and prepayment premium remain the same in the subsequent amendments made to the forbearance agreement. The deferral of the loan repayment dates were considered to be a concession granted by the Lenders. As such, the Company has accounted for the forbearance agreements during 2015 as a troubled debt restructuring (TDR). There was no gain associated with the TDR, however the modified effective interest rate was applied prospectively.

On January 29, 2016, both parties entered into the fourth amendment of the forbearance agreement which deferred the expiration date to March 31, 2016. This was followed by the fifth amendment of the forbearance agreement, dated March 25, 2016, that extended the expiration date of the forbearance period to April 30, 2016. The details of this subsequent event are discussed in note 15 below.

Warrant

Prior to 2016 Merger, on May 23, 2013, 3,588,870 warrants for the purchase of the Private Company common stock were issued at an exercise price of $0.013. The warrants issued in conjunction with the drawdown of the Term Loan were deemed to be permanent equity. The Company recorded the loan net of an original issuance discount of $3,267, which was the calculated fair value of the issued warrants. During June 2014, and in connection with the 2014 Reorganization, these warrants were cancelled in conjunction with a pledge by the Company to issue new warrants in the Company’s common stock post 2014 Reorganization (see note 1). On August 5 and December 8, 2014, the Private Company issued Capital Royalty Partners new warrants to purchase 152,821 and 24,526 shares, respectively, of the Private Company common stock exercisable at $0.013 per share. The incremental fair value of the new warrants in relation to the cancelled warrants was $1,729 and was treated as an additional debt discount during 2014. On February 27, 2015, the Company further issued warrants to purchase 1,802 shares of the Private Company common stock with the same exercise price and terms to those issued in 2014. The fair value of the warrants issued during 2015 was $17 and has been treated as an additional debt discount.

Immediately before the 2016 Merger, the all outstanding warrants for shares of the Private Company common stock were cancelled.

The total debt discount associated with the warrants is being amortized over the term of the loan using the effective interest method and was $3,944 and $282 at December 31, 2014 and 2015, respectively. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period which triggered a TDR and as such, $3,662 was amortized in 2015.

Financing costs

The Company recorded the Term Loan net of deferred financing costs paid directly to the creditor (and therefore treated as a discount to the debt) of $500 relating to the lender finance fee of 1%. The discount related to the issuance costs is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 triggered a TDR and accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying amount of the debt discount relating to deferred financing costs was $383 and $28 at December 31, 2014 and 2015, respectively.

Lenders Put Option

Upon a change in control or certain asset sales, the Capital Royalty Partners loan must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that starts at 5% of the balance and decreases to 0% over time. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. The derivative was initially valued at $607 and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the Term Loan. The fair value of the derivative liability was $387 at December 31, 2014. The change in fair value of $208 for the year ended December 31, 2014, was recorded to other income in the Company’s consolidated statement of operations. Refer to Note 12 for further details on fair value measurements.

As a result of the default of the Term Loan and the subsequent forbearance agreements entered, the Lenders Put Option was extinguished with the accrual of the full prepayment penalty. The change in fair value of $387 for the year ended December 31, 2015, was recorded to other income in the Company’s consolidated statement of operations. The Company is obligated to pay a prepayment premium of 4% of the aggregate outstanding amount of the Term Loan at the agreed repayment date (i.e. at the expiration date of forbearance agreement). At December 31, 2015, the prepayment premium obligation was $2,438 and recognized as part of the Senior Secured Debt balance as at December 31, 2015. The original issue discount for the prepayment feature is being amortized over the term of the loan using the effective interest method. The forbearance agreements entered into during 2015 accelerated the timing of repayment of the Term Loan to January 22, 2016. The Company accelerated the amortization of the debt discount to coincide with the forbearance period. The carrying value of the debt discount related to the prepayment feature was $464 and $35 as of December 31, 2014 and 2015, respectively.

Other Note Payable

In 2011, concurrent with the issuance of Series C Preferred Stock, the Company issued a Senior Subordinated Note Payable to WCAS Capital Partners IV, L.P. in the principal amount of $5.0 million (WCAS Note). The WCAS Note originally bore interest at 10% per annum, which was paid semi-annually, and its principal is due in September 2021. The Company may pay off the WCAS Note at any time without penalty. The Company recorded the WCAS Notes net of an original issue discount of $560, equal to the fair value of the shares of Series C Preferred Stock issued to WCAS concurrent with the financing. The original issue discount on the WCAS Note is being amortized over the term of the loan using the effective interest method and was $437 and $392 as of December 31, 2014 and 2015, respectively.

On May 23, 2013, the WCAS Note was amended such that the note now bears interest at 12% but is accrued solely as compounded PIK interest, added to the aggregate principal amount of the loan semi-annually. The outstanding principal amount and accrued PIK interest is due September 2021.

Lenders Put Option

Upon a change in control, the WCAS Note must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest. The Company determined that the prepayment feature qualified as an embedded derivative requiring bifurcation from the debt. The derivative was initially valued at $700 and recorded as a long term liability within “derivative liabilities” in the Company’s consolidated balance sheet with a corresponding discount on the WCAS Note. On May 18, 2015, WCAS and CRG entered into a Subordination Agreement to subordinate in right and time of payment of WCAS Note to payment in full of the Senior Secured Debt and prohibit WCAS from obtaining any security interests in the Collateral to secure WCAS Note. The fair value of the derivative liability was $56 and $0 as of December 31, 2014 and 2015, respectively. The change in fair value of $594 and $56 for the years ended December 31, 2014 and 2015, respectively, was recorded to “change in fair value of prepayment features” in the Company’s consolidated statement of operations. Refer to Note 12 for further details on fair value measurements. The original issue discount for the prepayment feature is being amortized over the term of the loan using the effective interest method and was $468 and $302 as of December 31, 2014 and 2015, respectively.